Taxes	12 Months Ended
Mar. 31, 2024
Taxes [Abstract]
TAXES

Note 11 — TAXES

Income tax

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law. In addition, upon payments of dividends by the Company entities to their shareholders, no Cayman Islands withholding tax will be imposed. Accordingly, the Company do not accrue for taxes.

Singapore

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the years ended March 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Income before tax	2,516,023	4,797,146	4,147,616	3,078,009
Singapore statutory income tax rate	17%	17%	17%	17%
Income tax expense computed at statutory rate	427,724	815,515	705,095	523,262

Reconciling items:
Income not subject to tax in Singapore	(913)	(328)	(40,126)	(29,778)
Non-deductible expenses	133,295	121,264	131,965	97,933
Tax exemption and rebates	(28,659)	(47,489)	(43,760)	(32,475)
Utilization of prior year deferred tax assets not recognized	(92,432)	(18,637)	—	—
Over provision of tax in prior financial year	—	—	19,016	14,112
Others	—	—	20,017	14,855
Income tax expenses	439,015	870,325	792,207	587,909